Transactions with Related Parties - Cancellation of the acquisition of nine Capesize vessels (Details) (USD $)			10 Months Ended	3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2008 Original agreement numberofvessels	Apr. 09, 2009 Cancellation of the agreement	Jan. 21, 2009 Cancellation of the agreement
Total consideration			$ 1,170,000,000
Number of vessels acquisition cancelled			9
Shares Issued			19,400,000
Debt and future commitments assumed			478,300,000
Shares issued to unrelated party	424,762,094	369,649,777			6,500,000
Out of the money warrants issued					3,500,000
Warrants Cost				$ 0.01
Maximum Exercise Price Of Warrant				$ 30
Minimum Exercise Price Of Warrant				$ 20
Shares upon exercise of warrant				1
Common Stock Fair Value				$ 367
Fair value of warrants				$ 5,392